Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Long-Term Debt Covenants [Abstract]
Bank Loans

	Bank loans	As of June 30, 2019	As of December 31, 2018	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	277,792	295,118	3.25%
	Total long-term debt	$277,792	$295,118
	Less: Deferred loan issuance costs	3,934	3,707
	Total long-term debt, net	$273,858	$291,411
	Less: Current portion of long-term debt	30,813	38,494
	Add: Current portion of deferred loan issuance costs	1,076	1,015
	Long-term debt, net	$244,121	$253,932